Loans	6 Months Ended
Apr. 30, 2023
Text block [abstract]
Loans
Note 6.    Loans
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2023 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$58	$80	$170	$308
Originations net of repayments and other derecognitions	2	(1)	(9)	(8)
Changes in model	–	–	–	–
Net remeasurement (1)	–	47	43	90
Transfers (1)
– to 12-month ECL	19	(18)	(1)	–
– to lifetime ECL performing	(1)	3	(2)	–
– to lifetime ECL credit-impaired	–	(2)	2	–
Provision for (reversal of) credit losses (2)	20	29	33	82
Write-offs	–	–	(6)	(6)
Recoveries	–	–	3	3
Interest income on impaired loans	–	–	(3)	(3)
Foreign exchange and other	–	1	(1)	–
Balance at end of period	$78	$110	$196	$384
Personal
Balance at beginning of period	$147	$639	$157	$943
Originations net of repayments and other derecognitions	10	(20)	(10)	(20)
Changes in model	–	–	–	–
Net remeasurement (1)	(128)	120	89	81
Transfers (1)
– to 12-month ECL	147	(146)	(1)	–
– to lifetime ECL performing	(10)	15	(5)	–
– to lifetime ECL credit-impaired	–	(20)	20	–
Provision for (reversal of) credit losses (2)	19	(51)	93	61
Write-offs	–	–	(101)	(101)
Recoveries	–	–	17	17
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	(1)	–	2	1
Balance at end of period	$165	$588	$167	$920
Credit card
Balance at beginning of period	$142	$685	$–	$827
Originations net of repayments and other derecognitions	8	(20)	–	(12)
Changes in model	–	–	–	–
Net remeasurement (1)	(142)	123	49	30
Transfers (1)
– to 12-month ECL	171	(171)	–	–
– to lifetime ECL performing	(6)	6	–	–
– to lifetime ECL credit-impaired	–	(64)	64	–
Provision for (reversal of) credit losses (2)	31	(126)	113	18
Write-offs	–	–	(147)	(147)
Recoveries	–	–	34	34
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$173	$559	$–	$732
Business and government
Balance at beginning of period	$303	$579	$411	$1,293
Originations net of repayments and other derecognitions	9	(3)	(16)	(10)
Changes in model	–	–	–	–
Net remeasurement (1)	(35)	170	152	287
Transfers (1)
– to 12-month ECL	66	(63)	(3)	–
– to lifetime ECL performing	(9)	10	(1)	–
– to lifetime ECL credit-impaired	–	(8)	8	–
Provision for (reversal of) credit losses (2)	31	106	140	277
Write-offs	–	–	(37)	(37)
Recoveries	–	–	8	8
Interest income on impaired loans	–	–	(8)	(8)
Foreign exchange and other	5	6	1	12
Balance at end of period	$339	$691	$515	$1,545
Total ECL allowance (3)	$755	$1,948	$878	$3,581
Comprises:
Loans	$668	$1,852	$877	$3,397
Undrawn credit facilities and other off-balance sheet exposures (4)	87	96	1	184
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $21 million as at April 30, 2023 (January 31, 2023: $14 million; April 30, 2022: $13 million), $15 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (
January
 3
1
, 2023: $12 million; April 30, 2022: $11 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2023, January 31, 2023 and April 30, 2022 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(4)	Included in Other liabilities on our interim consolidated balance sheet.
(5)	The second quarter of 2022 includes ECL allowances of $63 million recognized immediately after the acquisition of the Canadian Costco credit card portfolio on March 4, 2022.
(6)	Includes the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

$ millions, as at or for the three months ended	2023 Jan. 31				2022 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$57	$69	$167	$293	$64	$76	$163	$303
Originations net of repayments and other derecognitions	3	–	(4)	(1)	5	–	(6)	(1)
Changes in model	–	–	–	–	(4)	(1)	–	(5)
Net remeasurement (1)	(16)	29	12	25	(20)	18	42	40
Transfers (1)
– to 12-month ECL	16	(16)	–	–	25	(23)	(2)	–
– to lifetime ECL performing	(2)	2	–	–	(2)	4	(2)	–
– to lifetime ECL credit-impaired	–	(3)	3	–	–	(3)	3	–
Provision for (reversal of) credit losses (2)	1	12	11	24	4	(5)	35	34
Write-offs	–	–	(4)	(4)	–	–	(20)	(20)
Recoveries	–	–	2	2	–	–	–	–
Interest income on impaired loans	–	–	(5)	(5)	–	–	(4)	(4)
Foreign exchange and other	–	(1)	(1)	(2)	–	1	2	3
Balance at end of period	$58	$80	$170	$308	$68	$72	$176	$316
Personal
Balance at beginning of period	$137	$656	$146	$939	$147	$554	$113	$814
Originations net of repayments and other derecognitions	12	(15)	(4)	(7)	9	(11)	(2)	(4)
Changes in model	–	–	–	–	1	–	–	1
Net remeasurement (1)	(67)	81	66	80	(89)	121	45	77
Transfers (1)
– to 12-month ECL	74	(74)	–	–	91	(89)	(2)	–
– to lifetime ECL performing	(9)	9	–	–	(10)	15	(5)	–
– to lifetime ECL credit-impaired	–	(17)	17	–	–	(23)	23	–
Provision for (reversal of) credit losses (2)	10	(16)	79	73	2	13	59	74
Write-offs	–	–	(86)	(86)	–	–	(61)	(61)
Recoveries	–	–	21	21	–	–	18	18
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	(1)	(2)	(3)	–	–	–	–
Balance at end of period	$147	$639	$157	$943	$149	$567	$128	$844
Credit card
Balance at beginning of period	$159	$709	$–	$868	$127	$510	$–	$637
Originations net of repayments and other derecognitions (5)	1	(27)	–	(26)	65	(10)	–	55
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(175)	224	41	90	(79)	159	40	120
Transfers (1)
– to 12-month ECL	173	(173)	–	–	98	(98)	–	–
– to lifetime ECL performing	(16)	16	–	–	(18)	18	–	–
– to lifetime ECL credit-impaired	–	(64)	64	–	–	(29)	29	–
Provision for (reversal of) credit losses (2)	(17)	(24)	105	64	66	40	69	175
Write-offs	–	–	(132)	(132)	–	–	(98)	(98)
Recoveries	–	–	27	27	–	–	29	29
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$142	$685	$–	$827	$193	$550	$–	$743
Business and government
Balance at beginning of period	$335	$490	$351	$1,176	$278	$405	$521	$1,204
Originations net of repayments and other derecognitions	7	(3)	(4)	–	3	(4)	(7)	(8)
Changes in model	–	6	–	6	(13)	(6)	–	(19)
Net remeasurement (1)(6)	(54)	110	72	128	(33)	40	40	47
Transfers (1)
– to 12-month ECL	35	(35)	–	–	27	(25)	(2)	–
– to lifetime ECL performing	(13)	26	(13)	–	(4)	5	(1)	–
– to lifetime ECL credit-impaired	–	(9)	9	–	–	(3)	3	–
Provision for (reversal of) credit losses (2)	(25)	95	64	134	(20)	7	33	20
Write-offs	–	–	(11)	(11)	–	–	(186)	(186)
Recoveries	–	–	8	8	–	–	12	12
Interest income on impaired loans	–	–	(4)	(4)	–	–	(4)	(4)
Foreign exchange and other	(7)	(6)	3	(10)	3	2	1	6
Balance at end of period	$303	$579	$411	$1,293	$261	$414	$377	$1,052
Total ECL allowance (3)	$650	$1,983	$738	$3,371	$671	$1,603	$681	$2,955
Comprises:
Loans	$563	$1,859	$737	$3,159	$597	$1,545	$681	$2,823
Undrawn credit facilities and other off-balance sheet exposures (4)	87	124	1	212	74	58	–	132
See previous page for footnote references.

$ millions, as at or for the six months ended	2023 Apr. 30				2022 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$57	$69	$167	$293	$59	$63	$158	$280
Originations net of repayments and other derecognitions	5	(1)	(13)	(9)	9	(4)	(11)	(6)
Changes in model	–	–	–	–	(4)	(1)	–	(5)
Net remeasurement (1)	(16)	76	55	115	(39)	54	57	72
Transfers (1)
– to 12-month ECL	35	(34)	(1)	–	46	(43)	(3)	–
– to lifetime ECL performing	(3)	5	(2)	–	(4)	7	(3)	–
– to lifetime ECL credit-impaired	–	(5)	5	–	–	(5)	5	–
Provision for (reversal of) credit losses (2)	21	41	44	106	8	8	45	61
Write-offs	–	–	(10)	(10)	–	–	(24)	(24)
Recoveries	–	–	5	5	–	–	1	1
Interest income on impaired loans	–	–	(8)	(8)	–	–	(8)	(8)
Foreign exchange and other	–	–	(2)	(2)	1	1	4	6
Balance at end of period	$78	$110	$196	$384	$68	$72	$176	$316
Personal
Balance at beginning of period	$137	$656	$146	$939	$150	$547	$106	$803
Originations net of repayments and other derecognitions	22	(35)	(14)	(27)	17	(23)	(3)	(9)
Changes in model	–	–	–	–	1	–	–	1
Net remeasurement (1)	(195)	201	155	161	(190)	237	88	135
Transfers (1)
– to 12-month ECL	221	(220)	(1)	–	191	(189)	(2)	–
– to lifetime ECL performing	(19)	24	(5)	–	(20)	28	(8)	–
– to lifetime ECL credit-impaired	–	(37)	37	–	–	(33)	33	–
Provision for (reversal of) credit losses (2)	29	(67)	172	134	(1)	20	108	127
Write-offs	–	–	(187)	(187)	–	–	(124)	(124)
Recoveries	–	–	38	38	–	–	38	38
Interest income on impaired loans	–	–	(2)	(2)	–	–	(2)	(2)
Foreign exchange and other	(1)	(1)	–	(2)	–	–	2	2
Balance at end of period	$165	$588	$167	$920	$149	$567	$128	$844
Credit card
Balance at beginning of period	$159	$709	$–	$868	$136	$517	$–	$653
Originations net of repayments and other derecognitions (5)	9	(47)	–	(38)	65	(20)	–	45
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(317)	347	90	120	(185)	284	66	165
Transfers (1)
– to 12-month ECL	344	(344)	–	–	202	(202)	–	–
– to lifetime ECL performing	(22)	22	–	–	(25)	25	–	–
– to lifetime ECL credit-impaired	–	(128)	128	–	–	(54)	54	–
Provision for (reversal of) credit losses (2)	14	(150)	218	82	57	33	120	210
Write-offs	–	–	(279)	(279)	–	–	(178)	(178)
Recoveries	–	–	61	61	–	–	58	58
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$173	$559	$–	$732	$193	$550	$–	$743
Business and government
Balance at beginning of period	$335	$490	$351	$1,176	$277	$449	$508	$1,234
Originations net of repayments and other derecognitions	16	(6)	(20)	(10)	23	(10)	(15)	(2)
Changes in model	–	6	–	6	(13)	2	–	(11)
Net remeasurement (1)(6)	(89)	280	224	415	(99)	27	65	(7)
Transfers (1)
– to 12-month ECL	101	(98)	(3)	–	73	(69)	(4)	–
– to lifetime ECL performing	(22)	36	(14)	–	(8)	10	(2)	–
– to lifetime ECL credit-impaired	–	(17)	17	–	–	(5)	5	–
Provision for (reversal of) credit losses (2)	6	201	204	411	(24)	(45)	49	(20)
Write-offs	–	–	(48)	(48)	–	–	(196)	(196)
Recoveries	–	–	16	16	–	–	17	17
Interest income on impaired loans	–	–	(12)	(12)	–	–	(7)	(7)
Foreign exchange and other	(2)	–	4	2	8	10	6	24
Balance at end of period	$339	$691	$515	$1,545	$261	$414	$377	$1,052
Total ECL allowance (3)	$755	$1,948	$878	$3,581	$671	$1,603	$681	$2,955
Comprises:
Loans	$668	$1,852	$877	$3,397	$597	$1,545	$681	$2,823
Undrawn credit facilities and other off-balance sheet exposures (4)	87	96	1	184	74	58	–	132
See previous pages for footnote references.

Inputs, assumptions and model techniques
Global economic activity is expected to continue to be weak in 2023 and we continue to operate in an uncertain macroeconomic environment. There is inherent uncertainty in estimating the impact that higher interest rates, inflation, recent events in the U.S. banking sector and geopolitical events, will have on the macroeconomic environment. As a result, a heightened level of judgment in estimating ECLs in respect of all these elements as discussed below, continued to be required this quarter. See Note 5 to our consolidated financial statements in our 2022 Annual Report and Note 2 to our interim consolidated financial statements for additional information concerning the significant estimates and credit judgment inherent in the estimation of ECL allowances.
The following tables provide the base case, upside case and downside case scenario forecasts for select forward-looking information variables used to estimate our ECL.

	Base case		Upside case		Downside case
As at April 30, 2023	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	0.8%	2.0%	2.1%	2.5%	(1.6)%	1.3%
United States	0.9%	1.8%	2.9%	3.0%	(3.0)%	1.0%
Unemployment rate
Canada (2)	5.7%	5.9%	5.4%	5.5%	6.6%	6.9%
United States	4.2%	4.1%	3.3%	3.3%	5.5%	4.9%
Canadian Housing Price Index year-over-year growth (2)	(9.4)%	3.2%	(0.3)%	6.3%	(16.8)%	(1.2)%
Standard and Poor’s (S&P) 500 Index year-over-year growth rate	0.1%	5.9%	6.6%	10.4%	(21.0)%	(1.4)%
Canadian household debt service ratio	15.3%	14.6%	14.7%	14.4%	16.3%	14.9%
West Texas Intermediate Oil Price (US$)	$80	$81	$101	$105	$68	$60

	Base case		Upside case		Downside case
As at January 31, 2023	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	0.7%	1.4%	1.8%	2.4%	(1.2)%	0.6%
United States	0.7%	1.4%	1.7%	2.5%	(0.8)%	0.2%
Unemployment rate
Canada (2)	5.7%	5.9%	5.4%	5.6%	6.6%	7.1%
United States	4.1%	4.2%	3.8%	3.6%	5.8%	5.2%
Canadian Housing Price Index year-over-year growth (2)	(10.2)%	3.0%	(1.0)%	7.7%	(21.5)%	(0.2)%
S&P 500 Index year-over-year growth rate	(1.2)%	6.4%	2.3%	10.6%	(12.5)%	(2.0)%
Canadian household debt service ratio	15.4%	14.5%	14.9%	14.0%	16.2%	14.7%
West Texas Intermediate Oil Price (US$)	$87	$81	$110	$107	$75	$60

	Base case		Upside case		Downside case
As at October 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	0.8%	1.5%	3.9%	2.8%	(0.6)%	1.0%
United States	0.7%	1.3%	2.9%	3.0%	(2.1)%	0.4%
Unemployment rate
Canada (2)	5.5%	5.9%	4.9%	5.6%	6.0%	6.8%
United States	4.0%	4.2%	3.3%	3.3%	5.6%	5.1%
Canadian Housing Price Index year-over-year growth (2)	(2.5)%	1.9%	10.1%	6.6%	(13.1)%	(5.2)%
S&P 500 Index year-over-year growth rate	(1.4)%	6.0%	6.3%	12.1%	(13.4)%	(1.3)%
Canadian household debt service ratio	15.5%	15.1%	14.4%	14.5%	15.9%	15.2%
West Texas Intermediate Oil Price (US$)	$92	$81	$119	$107	$76	$56
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

As required, the forward-looking information used to estimate ECLs reflects our expectations as at April 30, 2023, January 31, 2023 and October 31, 2022, respectively, and does not reflect changes in expectation as a result of economic forecasts that may have subsequently emerged. The base case, upside case and downside case amounts shown represent the average value of the forecasts over the respective projection horizons. Our underlying base case projection as at April 30, 2023 is characterized by relatively weak real GDP growth in both Canada and the U.S. due to the recently experienced increases in interest rates by central banks in an attempt to ease demand and bring inflation back to target levels, and a modest increase in unemployment rates. Our base case projection also assumes supply chains will continue to see further improvement from the reduction in COVID-19 disruptions, and from the expected easing in global demand pressures. While our base case continues to assume that interest rates will stay at elevated levels through the remainder of calendar 2023 and then modestly reduce through to the end of 2024, although remaining at higher than pre-pandemic levels, our base case forecasts for real GDP growth in both Canada and the U.S. have modestly improved compared to the prior quarter. Significant judgment continued to be inherent in the forecasting of forward-looking information, including our base case assumptions regarding the economic impact of higher levels of interest rates, the easing of supply chain and inflationary pressures, recent events in the U.S. banking sector, the impact of COVID-19 and the global economic risks emanating from the war in Ukraine.
The downside case forecast assumes a recession and higher unemployment rates in Canada driven by a continuing correction in the housing market and lower consumer spending. The downside case forecast for the U.S. also assumes a recession resulting from aggressive interest rate hikes introduced to combat prolonged high levels of inflation. Additional downside risks due to the recent events in the U.S. banking sector have resulted in a more severe downside case forecast for U.S. real GDP growth over the next 12 months. The downside forecasts also reflect slower recoveries thereafter to lower levels of sustained economic activity and unemployment rates persistently above where they stood pre-pandemic. The upside scenario continues to reflect a better economic environment than the base case forecast, particularly for the U.S.
As indicated above, forecasting forward-looking information for multiple scenarios and determining the probability weighting of the scenarios involves a high degree of management judgment. Assumptions concerning measures used by governments to combat inflation, the economic impact of the recent events in the U.S. banking sector, and global economic risks emanating from the war in Ukraine are material to these forecasts. To address the uncertainties inherent in the current environment, we continue to utilize management overlays with respect to the impact of certain forward-looking information and credit metrics that are not expected to be as indicative of the credit condition of the portfolios as the historical experience in our models would have otherwise suggested, including with respect to the benefit of higher levels of household savings that have accumulated during the pandemic. The use of management overlays requires the application of significant judgment that impacts the amount of ECL allowances recognized.
If we were to only use our base case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $340 million lower than the recognized ECL as at April 30, 2023 (October 31, 2022: $248 million). If we were to only use our downside case scenario for the measurement of ECL for our performing loans, our ECL allowance would be $969 million higher than the recognized ECL as at April 30, 2023 (October 31, 2022: $847 million). This sensitivity is isolated to the measurement of ECL and therefore did not consider changes in the migration of exposures between stage 1 and stage 2 from the determination of the significant increase in credit risk that would have resulted in a 100% base case scenario or a 100% downside case scenario. As a result, our ECL allowance on performing loans could exceed the amount implied by the 100% downside case scenario from the migration of additional exposures from stage 1 to stage 2. Actual credit losses could differ materially from those reflected in our estimates.

The following tables provide the gross carrying amount of loans, and the contractual amounts of undrawn credit facilities and other off-balance sheet exposures based on our risk management probability of default (PD) bands for retail exposures, and based on our internal risk ratings for
business and government exposures. Refer to the “Credit risk” section of our 2022 Annual Report for details on the CIBC risk categories.
Loans
(1)

$ millions, as at					2023 Apr. 30					2022 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$171,908	$156	$–		$172,064	$174,749	$140	$–		$174,889
– Very low	57,870	659	–		58,529	53,795	498	–		54,293
– Low	20,194	8,051	–		28,245	24,200	6,816	–		31,016
– Medium	592	7,589	–		8,181	261	4,927	–		5,188
– High	–	905	–		905	–	906	–		906
– Default	–	–	455		455	–	–	374		374
– Not rated	2,575	187	218		2,980	2,604	214	222		3,040
Gross residential mortgages (3)(4)(5)	253,139	17,547	673		271,359	255,609	13,501	596		269,706
ECL allowance	78	110	196		384	57	69	167		293
Net residential mortgages	253,061	17,437	477		270,975	255,552	13,432	429		269,413
Personal
– Exceptionally low	19,087	2	–		19,089	18,943	1	–		18,944
– Very low	4,331	10	–		4,341	6,119	5	–		6,124
– Low	11,453	3,533	–		14,986	9,117	4,953	–		14,070
– Medium	1,601	2,405	–		4,006	934	3,084	–		4,018
– High	224	1,442	–		1,666	266	1,089	–		1,355
– Default	–	–	194		194	–	–	175		175
– Not rated	668	24	52		744	657	34	52		743
Gross personal (4)(5)	37,364	7,416	246		45,026	36,036	9,166	227		45,429
ECL allowance	140	578	167		885	115	641	146		902
Net personal	37,224	6,838	79		44,141	35,921	8,525	81		44,527
Credit card
– Exceptionally low	3,448	–	–		3,448	3,151	–	–		3,151
– Very low	1,217	–	–		1,217	1,042	–	–		1,042
– Low	6,686	13	–		6,699	6,936	597	–		7,533
– Medium	2,363	2,522	–		4,885	992	2,927	–		3,919
– High	8	659	–		667	–	682	–		682
– Default	–	–	–		–	–	–	–		–
– Not rated	143	6	–		149	145	7	–		152
Gross credit card (5)	13,865	3,200	–		17,065	12,266	4,213	–		16,479
ECL allowance	159	515	–		674	143	641	–		784
Net credit card	13,706	2,685	–		16,391	12,123	3,572	–		15,695
Business and government
– Investment grade	94,940	678	–		95,618	87,184	404	–		87,588
– Non-investment grade	99,931	6,816	–		106,747	101,889	6,457	–		108,346
– Watchlist	68	4,182	–		4,250	66	2,971	–		3,037
– Default	–	–	1,409		1,409	–	–	920		920
– Not rated	181	15	–		196	208	17	–		225
Gross business and government (3)(6)(7)	195,120	11,691	1,409		208,220	189,347	9,849	920		200,116
ECL allowance	291	649	514		1,454	285	458	351		1,094
Net business and government	194,829	11,042	895		206,766	189,062	9,391	569		199,022
Total net amount of loans	$498,820	$38,002	$1,451		$538,273	$492,658	$34,920	$1,079		$528,657
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $22 million (October 31, 2022: $24 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $21 million were recognized as at April 30, 2023 (October 31, 2022: $15 million), $15 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2022: $12 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2023 and October 31, 2022. Financial assets other than loans that are classified at amortized cost are presented on our interim consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $16 million (October 31, 2022: $24 million) which were included in Other assets on our interim consolidated balance sheet.
(3)
Includes $2 million (October 31, 2022: $4 million) of residential mortgages and $294 million (October 31, 2022: $963 million) of business and government loans that are measured and designated at FVTPL.

(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	The April 30, 2023 amounts include the impact of a change in credit score provider for our Canadian retail loans.
(6)	Includes customers’ liability under acceptances of $10,877 million (October 31, 2022: $11,574 million).
(7)	The April 30, 2023 amounts include the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.

Undrawn credit facilities and other off-balance sheet exposures

$ millions, as at				2023 Apr. 30				2022 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$153,764	$6	$–	$153,770	$149,286	$6	$–	$149,292
– Very low	16,492	47	–	16,539	14,461	51	–	14,512
– Low	12,665	1,302	–	13,967	10,844	2,412	–	13,256
– Medium	1,766	843	–	2,609	522	1,402	–	1,924
– High	153	704	–	857	155	682	–	837
– Default	–	–	35	35	–	–	39	39
– Not rated	505	8	–	513	484	8	–	492
Gross retail (1)	185,345	2,910	35	188,290	175,752	4,561	39	180,352
ECL allowance	39	54	–	93	38	83	–	121
Net retail	185,306	2,856	35	188,197	175,714	4,478	39	180,231
Business and government
– Investment grade	132,210	310	–	132,520	119,069	121	–	119,190
– Non-investment grade	56,519	2,066	–	58,585	64,446	2,540	–	66,986
– Watch list	25	941	–	966	15	571	–	586
– Default	–	–	119	119	–	–	69	69
– Not rated	449	17	–	466	575	26	–	601
Gross business and government (2)	189,203	3,334	119	192,656	184,105	3,258	69	187,432
ECL allowance	48	42	1	91	50	32	–	82
Net business and government	189,155	3,292	118	192,565	184,055	3,226	69	187,350
Total net undrawn credit facilities and other off-balance sheet exposures	$374,461	$6,148	$153	$380,762	$359,769	$7,704	$108	$367,581
(1)	The April 30, 2023 amounts include the impact of a change in credit score provider for our Canadian retail loans.
(2)	The April 30, 2023 amounts include the impact of a change in the internal risk rating methodology applied in the first quarter of 2023 at CIBC Bank USA.